Accounts Receivable	6 Months Ended
Jun. 30, 2022
Accounts Receivable
Accounts Receivable

Note 4 – Accounts Receivable

Accounts receivable consisted of the following:

	June 30,	December 31,
	2022	2021
Accounts receivable	$50,157,127	$48,680,634
Allowance for doubtful accounts	(3,145,561)	(3,717,708)
Accounts receivable, net	$47,011,566	$44,962,926

The movement of allowance for doubtful accounts are as follows:

	June 30,	December 31,
	2022	2021
Balance at beginning of period	$3,717,708	$3,699,890
Change of allowance for doubtful accounts	(405,198)	(53,436)
Write off	—	(15,631)
Translation adjustments	(166,949)	86,885
Balance at end of period	$3,145,561	$3,717,708